SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of restricted share units outstanding
Outstanding at beginning of period (in shares)	0
Granted (in shares)	492,782
Vested (in shares)	0
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding at end of period (in shares)	492,782
Number of units exercisable (in shares)	0
Weighted-average ordinary fair value per share at grant date
Outstanding at beginning of period (in USD per share) | $ / shares	$ 0
Granted (in USD per share) | $ / shares	4.35
Vested (in USD per share) | $ / shares	0
Forfeited (in USD per share) | $ / shares	0
Expired (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 4.35